CONSOLIDATED STATEMENT OF CASH FLOW (Parenthetical) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [line items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	$ (1,534)	[1]	$ (93)	$ 0
Cash and cash equivalents	18,165,644		20,460,245	18,805,577
Transfer of loans and goods to foreclosed assets and inventories	331,057		487,122	185,042
Compania de Financiamiento Tuya Sa [member]
Statement of cash flows [line items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities			9,517
Cash and cash equivalents			228,735
Leasing Peru S.A. [Member]
Statement of cash flows [line items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	16,838
Cash and cash equivalents in subsidiary or businesses acquired or disposed	17,903
Fondo de Inversion en Arrendamiento Operativo - Renting Peru [Member]
Statement of cash flows [line items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	3,757
Cash and cash equivalents in subsidiary or businesses acquired or disposed	4,226
Bancolombia S A [Member]
Statement of cash flows [line items]
Payments for debt issue costs	$ 15,535

[1]	Corresponds to the net amount of cash received from the liquidation of Leasing Perú S.A. and Fondo de Inversión en Arrendamiento Operativo - Renting Perú amounting to COP 16,838 and COP 3,757, respectively, and the balance of cash and cash equivalents held by the companies at the transaction date amounting to COP 17,903 and COP 4,226, respectively.